INTANGIBLE ASSETS AND GOODWILL - Finite Lived Assets and Indefinite Lived Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Finite and Indefinite-lived Intangible Assets
Finite lived assets, gross	$ 709.3	$ 766.4
Accumulated Amortization	(493.1)	(431.7)
Finite lived assets, net	216.2	334.7
Total Intangible Assets
Gross Assets	710.5	767.6
Accumulated Amortization	(493.1)	(431.7)
Net	217.4	335.9
Tradenames
Indefinite Lived Assets
Indefinite lived assets	1.2	1.2
Total Intangible Assets
Net	1.2	1.2
Customer contracts and lists
Schedule of Finite and Indefinite-lived Intangible Assets
Finite lived assets, gross	339.5	355.1
Accumulated Amortization	(244.4)	(204.5)
Finite lived assets, net	95.1	150.6
Total Intangible Assets
Accumulated Amortization	$ (244.4)	$ (204.5)
Customer contracts and lists | Minimum
Amortization Life and Method
Useful life	3 years	3 years
Customer contracts and lists | Maximum
Amortization Life and Method
Useful life	7 years	7 years
Premium on purchased credit card portfolios
Schedule of Finite and Indefinite-lived Intangible Assets
Finite lived assets, gross	$ 286.0	$ 321.6
Accumulated Amortization	(172.9)	(147.8)
Finite lived assets, net	113.1	173.8
Total Intangible Assets
Accumulated Amortization	$ (172.9)	$ (147.8)
Premium on purchased credit card portfolios | Minimum
Amortization Life and Method
Useful life	3 years	3 years
Premium on purchased credit card portfolios | Maximum
Amortization Life and Method
Useful life	13 years	13 years
Collector database
Schedule of Finite and Indefinite-lived Intangible Assets
Finite lived assets, gross	$ 51.3	$ 55.6
Accumulated Amortization	(49.9)	(53.5)
Finite lived assets, net	$ 1.4	$ 2.1
Amortization Life and Method
Useful life	5 years	5 years
Total Intangible Assets
Accumulated Amortization	$ (49.9)	$ (53.5)
Tradenames
Schedule of Finite and Indefinite-lived Intangible Assets
Finite lived assets, gross	32.5	34.1
Accumulated Amortization	(25.9)	(25.9)
Finite lived assets, net	6.6	8.2
Total Intangible Assets
Accumulated Amortization	$ (25.9)	$ (25.9)
Tradenames | Minimum
Amortization Life and Method
Useful life	8 years	8 years
Tradenames | Maximum
Amortization Life and Method
Useful life	15 years	15 years